Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table for PEO 1(1)($)	Compensation Actually Paid to PEO 1(2)($)	Summary Compensation Table for PEO 2(3)($)	Compensation Actually Paid to PEO 2(4)($)	Summary Compensation Table for PEO 3(5)($)	Compensation Actually Paid to PEO 3(6)($)	Average Summary Compensation Table Total for Non-PEO NEOs(7)	Average Compensation Actually Paid to Non-PEO NEOs(8)($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(9) ($)	Net Income(10) ($)
2025	3,367,999	7,361,999	1,932,000	7,541,333	290,000	290,000	2,232,966	2,342,648	184.47	(36,837,643)
2024	–	–	–	–	75,000	75,000	–	–	101.39	(6,881,722)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in this column are the amounts of total compensation reported for Wesley Bolsen as Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bolsen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported in the Summary Compensation Table above to determine the “compensation actually paid” to Mr. Bolsen:

Description of Amount	2025	2024
Summary Compensation Table – Total Compensation	$3,367,999	$–

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$3,278,000	$–

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,272,000	$–

+ Change in Fair Value as of the End of the Covered Fiscal Year in Fair Value of Any Awards Granted in Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year	$–	$–

+ Fair Value of the Vesting Date of Awards Granted and Vested in the Same Year	$–	$–

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$–	$–

- Fair Value at the End of the Prior Fiscal Year of Any Awards Granted in Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year	$–	$–

+ Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date and Not Otherwise Included in Total Compensation	$–	$–

Compensation Actually Paid	$7,361,999	$–

(3)	The dollar amounts reported in this column are the amounts of total compensation reported for Theodore Ralston as Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(4)	The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Theodore Ralston during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported in the Summary Compensation Table above to determine the “compensation actually paid” to Mr. Theodore Ralston:

Description of Amount	2025	2024
Summary Compensation Table – Total Compensation	$1,932,000	$–

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$1,932,000	$–

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,541,333	$–

+ Change in Fair Value as of the End of the Covered Fiscal Year in Fair Value of Any Awards Granted in Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year	$–	$–

+ Fair Value of the Vesting Date of Awards Granted and Vested in the Same Year	$–	$–

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$–	$–

- Fair Value at the End of the Prior Fiscal Year of Any Awards Granted in Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year	$–	$–

+ Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date and Not Otherwise Included in Total Compensation	$–	$–

Compensation Actually Paid	$7,541,333	$–

(5)	The dollar amounts reported in this column are the amounts of total compensation reported for Joshua Ralston as Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(6)	The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Joshua Ralston during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported in the Summary Compensation Table above to determine the “compensation actually paid” to Mr. Joshua Ralston:

Description of Amount	2025	2024
Summary Compensation Table – Total Compensation	$290,000	$75,000

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$–	$–

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$–	$–

+ Change in Fair Value as of the End of the Covered Fiscal Year in Fair Value of Any Awards Granted in Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year	$–	$–

+ Fair Value of the Vesting Date of Awards Granted and Vested in the Same Year	$–	$–

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$–	$–

- Fair Value at the End of the Prior Fiscal Year of Any Awards Granted in Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year	$–	$–

+ Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date and Not Otherwise Included in Total Compensation	$–	$–

Compensation Actually Paid	$290,000	$75,000

Average Compensation Table total for Non-PEO NEOs	$ 2,232,966	$ 0
Average Compensation Actually paid to Non-PEO NEOs	$ 2,342,648	0
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(7)	The dollar amounts reported in this column represent the average amounts of total compensation reported for our non-PEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.” The non-PEO NEOs for 2025 were Andrew Hotsko and Anthony Newton.

(8)	The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K for the Non-PEO named executive officers as a group. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO named executive officers as a group for each year to determine the “compensation actually paid,” using the same methodology used in footnotes (2), (4) and (6):

Description of Amount	2025	2024
Summary Compensation Table – Total Compensation	$2,232,966	$–

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$2,044,985	$–

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,154,667	$–

+ Change in Fair Value as of the End of the Covered Fiscal Year in Fair Value of Any Awards Granted in Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year	$–	$–

+ Fair Value of the Vesting Date of Awards Granted and Vested in the Same Year	$–	$–

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$–	$–

- Fair Value at the End of the Prior Fiscal Year of Any Awards Granted in Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year	$–	$–

+ Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date and Not Otherwise Included in Total Compensation	$–	$–

Compensation Actually Paid	$2,342,648	$–

(9)	The amounts shown in this column represent the Company’s Total Shareholder Return (“TSR”) or cumulative growth of a hypothetical $100 investment in the Company made as of December 31, 2023, reflected as of the end of each respective year, and inclusive of the reinvestment of all dividends, where applicable. No dividends were paid on stock or option awards in 2025 or 2024.

(10)	The dollar amounts reported represent the net income reflected on our consolidated audited financial statements for the applicable year.

Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. For example, as described in more detail above in the section “Executive Compensation,” part of the compensation our named executive officers are eligible to receive consists of equity compensation which is designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. Additionally, we view stock options, which are a part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our Common Stock increases, and if the executive officer continues in our employment over the vesting period. These stock option awards align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid and Net Income (Loss)

We had net income (loss) of $(36,837,643), $(6,881,722) and $(10,102,266) in 2025, 2024 and 2023, respectively. However, our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. From 2023 to 2025, our net loss increased, and the compensation actually paid for both our PEO and non-PEO named executive officers increased between 2024 and 2025.

Total Shareholder Return Amount	$ 184.47	101.39
Net Income (Loss)	(36,837,643)	(6,881,722)
Non-PEO NEO [Member] | - Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,044,985	0
Non-PEO NEO [Member] | + Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,154,667	0
Non-PEO NEO [Member] | + Change in Fair Value as of the End of the Covered Fiscal Year in Fair Value of Any Awards Granted in Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | + Fair Value of the Vesting Date of Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | + Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | - Fair Value at the End of the Prior Fiscal Year of Any Awards Granted in Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | + Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date and Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Wesley Bolsen [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for PEO	3,367,999	0
Compensation Actually Paid to PEO	$ 7,361,999	$ 0
PEO Name	Wesley Bolsen	Wesley Bolsen
Wesley Bolsen [Member] | PEO [Member] | - Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,278,000)	$ 0
Wesley Bolsen [Member] | PEO [Member] | + Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,272,000	0
Wesley Bolsen [Member] | PEO [Member] | + Change in Fair Value as of the End of the Covered Fiscal Year in Fair Value of Any Awards Granted in Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Wesley Bolsen [Member] | PEO [Member] | + Fair Value of the Vesting Date of Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Wesley Bolsen [Member] | PEO [Member] | + Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Wesley Bolsen [Member] | PEO [Member] | - Fair Value at the End of the Prior Fiscal Year of Any Awards Granted in Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Wesley Bolsen [Member] | PEO [Member] | + Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date and Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Theodore Ralston [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for PEO	1,932,000	0
Compensation Actually Paid to PEO	$ 7,541,333	$ 0
PEO Name	Theodore Ralston	Theodore Ralston
Theodore Ralston [Member] | PEO [Member] | - Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,932,000)	$ 0
Theodore Ralston [Member] | PEO [Member] | + Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,541,333	0
Theodore Ralston [Member] | PEO [Member] | + Change in Fair Value as of the End of the Covered Fiscal Year in Fair Value of Any Awards Granted in Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Theodore Ralston [Member] | PEO [Member] | + Fair Value of the Vesting Date of Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Theodore Ralston [Member] | PEO [Member] | + Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Theodore Ralston [Member] | PEO [Member] | - Fair Value at the End of the Prior Fiscal Year of Any Awards Granted in Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Theodore Ralston [Member] | PEO [Member] | + Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date and Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Joshua Ralston [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for PEO	290,000	75,000
Compensation Actually Paid to PEO	$ 290,000	$ 75,000
PEO Name	Joshua Ralston	Joshua Ralston
Joshua Ralston [Member] | PEO [Member] | - Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
Joshua Ralston [Member] | PEO [Member] | + Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Joshua Ralston [Member] | PEO [Member] | + Change in Fair Value as of the End of the Covered Fiscal Year in Fair Value of Any Awards Granted in Prior Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Joshua Ralston [Member] | PEO [Member] | + Fair Value of the Vesting Date of Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Joshua Ralston [Member] | PEO [Member] | + Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Joshua Ralston [Member] | PEO [Member] | - Fair Value at the End of the Prior Fiscal Year of Any Awards Granted in Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Joshua Ralston [Member] | PEO [Member] | + Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date and Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0